Average Annual Total Returns{- Fidelity Series Total Market Index Fund} - 02.28 Fidelity Series Total Market Index Fund Pro-03 - Fidelity Series Total Market Index Fund	Fidelity Series Total Market Index Fund Return Before Taxes Past 1 year	Fidelity Series Total Market Index Fund Return Before Taxes Since Inception		Fidelity Series Total Market Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Total Market Index Fund After Taxes on Distributions Since Inception		Fidelity Series Total Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Total Market Index Fund After Taxes on Distributions and Sales Since Inception		WA006 Past 1 year	WA006 Since Inception
Total	20.79%	18.76%	[1]	20.13%	18.11%	[1]	12.58%	14.33%	[1]	20.79%	18.75%	[1]

[1]	(a)From April 26, 2019